CURRENT AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Schedule of composition of current tax assets	The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	31,105	14,616	—	—	31,105	14,616
Other recoverable credits	44,599	25,659	—	—	44,599	25,659
Total current tax assets	75,704	40,275	—	—	75,704	40,275

Schedule of composition of current tax liabilities	The composition of the current tax liabilities are as follows:

		Current liabilities		Non-current liabilities		Total liabilities
		As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	(*)	31,950	6,281	—	—	31,950	6,281
Total current tax liabilities		31,950	6,281	—	—	31,950	6,281

(*) As of December 31, 2025, a tax credit for foreign taxes was generated in Holdco I S.A. for ThUS$9,489 and in LATAM Airlines Group S.A. for ThUS$75,201. These credits, which result from the dividends distributed by TAM S.A. during 2025, may be applied against the corporate income tax once all tax losses have been used. Since LATAM Airlines Group S.A. has tax losses and these credits are recognized to the extent that the realization of the corresponding tax benefit in the future is probable, the Company did not to recognize such credits.

Schedule of balances of deferred tax
The balances of deferred tax are the following:

	Assets		Liabilities
Concept	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$
Properties, Plants and equipment	(822,553)	(821,883)	51,410	53,543
Assets by right of use	(854,709)	(720,694)	49	109
Lease Liabilities	1,001,622	892,657	(113)	(113)
Amortization	(108,451)	(101,193)	—	—
Provisions	118,404	80,355	82,348	76,280
Tax losses	670,413	664,990	(75,847)	(68,493)
Intangibles	—	—	264,333	234,854
Other	16,372	16,317	16,494	16,497
Total	21,098	10,549	338,674	312,677

Schedule of movements of deferred tax assets and liabilities
Movements of Deferred tax assets and liabilities
From January 1 to December 31, 2023

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,088,140)	76,259	—	—	(1,011,881)
Assets for right of use	(367,182)	(218,829)	—	—	(586,011)
Lease Liabilities	586,993	205,862	—	—	792,855
Amortization	(88,182)	(23,830)	—	—	(112,012)
Provisions	(60,386)	200,953	751	—	141,318
Revaluation of financial instruments	2,438	(6,931)	3,604	—	(889)
Tax losses (*)	946,659	(247,075)	—	—	699,584
Intangibles	(270,512)	(6,207)	—	(23,640)	(300,359)
Others	(398)	216	—	—	(182)
Total	(338,710)	(19,582)	4,355	(23,640)	(377,577)
From January 1 to December 31, 2024

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,011,881)	136,455	—	—	(875,426)
Assets for right of use	(586,011)	(134,792)	—	—	(720,803)
Lease Liabilities	792,855	99,915	—	—	892,770
Amortization	(112,012)	10,819	—	—	(101,193)
Provisions	141,318	(138,152)	909	—	4,075
Revaluation of financial instruments	(889)	889	—	—	—
Tax losses (*)	699,584	33,899	—	—	733,483
Intangibles	(300,359)	496	—	65,009	(234,854)
Others	(182)	2	—	—	(180)
Total	(377,577)	9,531	909	65,009	(302,128)
From January 1 to December 31, 2025

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(875,426)	1,463	—	—	(873,963)
Assets for right of use	(720,803)	(133,955)	—	—	(854,758)
Lease Liabilities	892,770	108,965	—	—	1,001,735
Amortization	(101,193)	(7,258)	—	—	(108,451)
Provisions	4,075	31,319	662	—	36,056
Tax losses (*)	733,483	12,777	—	—	746,260
Intangibles	(234,854)	(507)	—	(28,972)	(264,333)
Others	(180)	58	—	—	(122)
Total	(302,128)	12,862	662	(28,972)	(317,576)

(*) Unrecognized deferred tax assets:

Schedule of deferred tax expense and current income taxes
(Expenses)/income from deferred taxes and income tax:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Income tax (expense)/benefit
Current tax (expense) benefit	(167,919)	(26,263)	(12,659)
Adjustments to the current tax of the previous year	—	—	(193)
Total current tax (expense) benefit	(167,919)	(26,263)	(12,852)
(Expense)/benefit for deferred tax recognition for tax losses (*)	—	243	17,492
Deferred income for relative taxes to the creation and reversal of temporary differences	12,862	9,531	(19,582)
Total deferred income tax	12,862	9,774	(2,090)
Income tax (expense)/benefit	(155,057)	(16,489)	(14,942)

Schedule of income tax (expense)/benefit
Income tax (expense)benefit

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Current tax (expense) benefit, foreign	(156,303)	(54,190)	(10,410)
Current tax (expense) benefit, domestic	(11,616)	27,927	(2,442)
Total current tax (expense) benefit	(167,919)	(26,263)	(12,852)

Foreign Deferred tax (expense) benefit, for tax losses compensation (*)	—	243	17,492
Deferred tax (expense) benefit, foreign	4,994	5,553	(10,780)
Deferred tax (expense) benefit, domestic	7,868	3,978	(8,802)
Total deferred tax (expense)benefit	12,862	9,774	(2,090)
Income tax (expense)/benefit	(155,057)	(16,489)	(14,942)

(*) As a result of an agreement reached with the Brazilian tax authority in the 2023, TAM Linhas Aereas S.A. was authorized to use part of its available tax losses to pay some tax contingencies. As the company does not recognize a deferred tax asset for its available tax losses, it was necessary to register an income in order to write off the liability previously recognized regarding the relevant tax contingencies.

Schedule of income before tax from the chilean legal tax rate

	For the year ended December 31,			For the year ended December 31,
	2025	2024	2023	2025	2024	2023
	ThUS$	ThUS$	ThUS$	%	%	%
Income tax benefit/(expense) using the legal tax rate	(437,027)	(268,362)	(161,053)	(27.00)	(27.00)	(27.00)
Tax effect of rates in other jurisdictions	(49,968)	(46,580)	(50,042)	(3.09)	(4.69)	(8.39)
Tax effect of non-taxable income	7,819	81,612	25,459	0.48	8.21	4.27
Tax effect of disallowable expenses	(19,016)	(12,780)	(23,272)	(1.17)	(1.29)	(3.90)
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	20,982	37,793	53,162	1.30	3.80	8.91
Unrecognised deferred tax	293,388	159,430	157,089	18.13	16.04	26.34
Other increases (decreases)	28,765	32,398	(16,285)	1.77	3.27	(2.73)
Total adjustments to tax expense using the legal rate	281,970	251,873	146,111	17.42	25.34	24.50
Income tax benefit/(expense) using the effective rate	(155,057)	(16,489)	(14,942)	(9.58)	(1.66)	(2.50)

Schedule of deferred taxes related to items charged to equity	Deferred taxes related to items charged to equity:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	662	909	4,355